INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of intangible assets
	As of December 31,
	2022	2023	2023
	S$	S$	US$

Software development costs	1,197,229	2,089,338	1,583,672
Accumulated amortization	(124,614)	(542,482)	(411,190)
Intangible assets, net of accumulated amortization	1,072,615	1,546,856	1,172,482

Schedule of estimated future amortization expense
Amortization expense
S$
For years period ended December 31,
2024	372,878
2025	372,878
2026	372,878
2027	248,264
Total amortization expense	1,366,898